Acquisitions	12 Months Ended
Jan. 31, 2025
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2025 Acquisitions

On March 28, 2024, Descartes acquired all of the shares of OCR Services, Inc. (“OCR”), a leading provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $82.8 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $4.7 million with a fair value of $3.9 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.8 million. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before March 28, 2025.

On April 19, 2024, Descartes acquired substantially all of the shares of Aerospace Software Developments (“ASD”), a leading provider of global trade compliance solutions and content. The purchase price for the acquisition was approximately $62.5 million (EUR 58.7 million), net of cash acquired, which was substantially paid at closing from cash on hand with the remaining $3.6 million paid in the fourth quarter of fiscal 2025. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 19, 2025.

On June 10, 2024, Descartes acquired all of the shares of BoxTop Technologies Limited (“BoxTop”), a leading provider of shipment management solutions for small- to mid-sized logistics services providers. The purchase price for the acquisition was approximately $12.1 million (GBP 9.5 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before June 10, 2025.

On September 17, 2024, Descartes acquired all of the shares of Assure Assist, Inc., doing business as MyCarrierPortal (“MCP”), a leading provider of carrier onboarding and risk monitoring solutions for the trucking industry. The purchase price for the acquisition was approximately $22.5 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based consideration of up to $6.0 million based on MCP achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $1.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was nominal with a nominal fair value at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before September 17, 2025.

On October 11, 2024, Descartes acquired all of the shares of Sellercloud LLC and certain assets of Sellercloud Europe Ltd. (collectively referred to as “Sellercloud”), a leading provider of omnichannel ecommerce solutions. The purchase price for the acquisition was approximately $110.2 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based consideration of up to $20.0 million based on Sellercloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $5.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.0 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before October 11, 2025.

For the businesses acquired during fiscal 2025, we incurred acquisition-related costs of $4.8 million for the year ended January 31, 2025. The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. For the year ended January 31, 2025, we have recognized revenues of $36.4 million, and net income of $6.6 million, from OCR, ASD, BoxTop, MCP and Sellercloud since the date of acquisition in our consolidated statements of operations.

The preliminary purchase price allocation for businesses acquired during fiscal 2025, which have not been finalized, is as follows:

					Seller-
	OCR	ASD	BoxTop	MCP	cloud	Total
Purchase price consideration:
Cash, net of cash acquired related to OCR ($5,743), ASD ($2,475), BoxTop ($1,012), MCP ($2,105) and Sellercloud ($362)	82,849	62,522	12,111	22,508	110,214	290,204
Contingent consideration	—	—	—	1,679	5,364	7,043
Net working capital adjustments (receivable) / payable	164	124	(19)	(217)	196	248
	83,013	62,646	12,092	23,970	115,774	297,495
Allocated to:
Current assets, excluding cash acquired	4,669	4,445	58	17	933	10,122
Deferred income tax assets	77	—	—	—	—	77
Right-of-use assets	59	—	186	—	—	245
Other long-term assets	13	6	1	—	5	25
Current liabilities	(906)	(1,108)	(488)	(1,160)	(437)	(4,099)
Deferred revenue	(11,145)	(330)	(454)	(1,816)	(236)	(13,981)
Lease obligations	(59)	—	(186)	—	—	(245)
Deferred income tax liabilities	(13,107)	(3,319)	(1,743)	—	—	(18,169)
Net tangible assets (liabilities) assumed	(20,399)	(306)	(2,626)	(2,959)	265	(26,025)

Finite life intangible assets acquired:
Customer agreements and relationships	24,200	12,247	2,926	4,900	17,300	61,573
Existing technology	25,000	14,377	3,944	8,300	25,200	76,821
Trade names	1,500	298	25	150	250	2,223
Non-compete covenants	600	426	76	150	700	1,952
Goodwill	52,112	35,604	7,747	13,429	72,059	180,951
	83,013	62,646	12,092	23,970	115,774	297,495

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	OCR	ASD	BoxTop	MCP	Seller-cloud
Customer agreements and relationships	13 years	13 years	13 years	8 years	12 years
Existing technology	6 years	6 years	6 years	6 years	6 years
Trade names	10 years	3-6 years	2 years	3 years	3 years
Non-compete covenants	5 years	5 years	5 years	5 years	5 years

The goodwill on the OCR, ASD, BoxTop, MCP and Sellercloud acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the OCR, ASD and BoxTop acquisitions are not deductible for tax purposes. The goodwill arising from the MCP and Sellercloud acquisitions are deductible for tax purposes.

Fiscal 2024 Acquisitions

On February 14, 2023, Descartes acquired all of the shares of Windigo Logistics, Inc., doing business as GroundCloud (“GroundCloud”), a cloud-based provider of final-mile carrier solutions and road safety compliance tools. The purchase price for the acquisition was approximately $136.8 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $80.0 million based on GroundCloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $19.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2024 with no adjustments.

On April 20, 2023, Descartes acquired substantially all of the assets of Localz Pty Ltd.(“Localz”), a cloud-based customer engagement platform for day-of-service interaction and order management. The purchase price for the acquisition was approximately $5.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2024 with no adjustments.

The final purchase price allocations for businesses we acquired in 2024 are as follows:

	Ground-
	Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	458	(5)	453
	156,851	5,852	162,703
Allocated to:
Current assets, excluding cash acquired	3,245	619	3,864
Right-of-use Assets	144	—	144
Current liabilities	(3,308)	(227)	(3,535)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(199)	(1,073)	(1,272)

Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	82,750	954	83,704
	156,851	5,852	162,703

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

The goodwill on the GroundCloud and Localz acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the GroundCloud and Localz acquisitions is deductible for tax purposes.

Fiscal 2023 Acquisitions

On February 9, 2022, Descartes acquired all of the shares of NetCHB, LLC (“NetCHB”), a provider of customs filing solutions in the US. The purchase price for the acquisition was approximately $38.7 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $60.0 million based on NetCHB achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent considerations was valued at $13.9 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2023 with no adjustments.

On April 21, 2022, Descartes acquired substantially all of the assets of Foxtrot, Inc. (“Foxtrot”), a provider of machine learning-based mobile route execution solutions. The purchase price for the acquisition was approximately $4.2 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2023 with no adjustments.

On June 3, 2022, Descartes acquired all of the shares of XPS Technologies, LLC (“XPS”), a provider of ecommerce multi-carrier parcel shipping solutions. The purchase price for the acquisition was approximately $61.1 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $75.0 million based on XPS achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $9.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2023 with no adjustments.

On January 5, 2023, Descartes acquired all of the shares of Tran-Soft, LLC, doing business as Supply Vision (“Supply Vision”), a provider of shipment management solutions for North American Logistics Services Providers. The purchase price for the acquisition was approximately $11.6 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $3.0 million based on Supply Vision achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $2.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2024 with no adjustments.

The final purchase price allocations for businesses we acquired in 2023 are as follows:

				Supply
	NetCHB	Foxtrot	XPS	Vision	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil), XPS ($3,932) and Supply Vision ($413)	38,664	4,228	61,096	11,573	115,561
Contingent consideration	13,948	—	9,425	2,670	26,043
Net working capital adjustments payable (receivable)	51	66	978	4	1,099
	52,663	4,294	71,499	14,247	142,703
Allocated to:
Current assets, excluding cash acquired	469	835	2,449	718	4,471
Current liabilities	(367)	(22)	(1,483)	(532)	(2,404)
Deferred revenue	—	(336)	(2,196)	(132)	(2,664)
Net tangible assets (liabilities) assumed	102	477	(1,230)	54	(597)

Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	2,500	22,150
Existing technology	14,100	1,640	20,000	4,700	40,440
Trade names	64	—	100	30	194
Non-compete covenants	700	—	1,000	200	1,900
Goodwill	26,797	1,527	43,529	6,763	78,616
	52,663	4,294	71,499	14,247	142,703

The acquired intangible assets are being amortized over their estimated useful lives as follows:

Supply
	NetCHB	Foxtrot	XPS	Vision
Customer agreements and relationships	13 years	13 years	11 years	11 years
Existing technology	6 years	6 years	6 years	6 years
Trade names	2 years	N/A	2 years	9 years
Non-compete covenants	5 years	N/A	5 years	5 years

The goodwill on the NetCHB, Foxtrot, XPS and Supply Vision acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the NetCHB, Foxtrot, XPS and Supply Vision acquisitions is deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Sellercloud, MCP, BoxTop, ASD, OCR, Localz, GroundCloud, Supply Vision, XPS, Foxtrot and NetCHB as of February 1, 2022.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of Sellercloud, MCP, BoxTop, ASD, OCR, Localz, GroundCloud, Supply Vision, XPS, Foxtrot and NetCHB occurred at February 1, 2022, or to project our results of operations for any future period.

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Revenues	675,556	626,643	581,614
Net income	142,171	107,548	90,488
Earnings per share
Basic	1.66	1.26	1.07
Diluted	1.63	1.24	1.05